Stock-based compensation - Stock-based compensation expense (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2017	Mar. 31, 2016
Stock-based compensation expense
Total stock-based compensation	$ 1,169	$ 1,328
Employee and directors stock options
Stock-based compensation expense
Total unrecognized compensation expense	$ 10,000
Estimated weighted average period over which expense is expected to be recognized	3 years 7 days
Research and development
Stock-based compensation expense
Total stock-based compensation	$ 216	283
General and administration expense
Stock-based compensation expense
Total stock-based compensation	$ 953	$ 1,045